STOCK OPTION PLAN (Schedule of Assumptions Used to Determine Options Value) (Details) (Stock Options [Member])	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		0.00%		0.00%
Expected volatility, minimum	36.00%		36.00%
Expected volatility, maximum	278.00%		278.00%
Expected term		0 years		0 years
Risk-free interest rate	0.72%	0.00%		0.00%
Risk-free interest rate, minimum			0.17%
Risk-free interest rate, maximum			0.62%
Forfeiture Rate, minimum	0.00%	0.00%	0.00%	0.00%
Forfeiture Rate, maximum	45.00%		45.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 month		1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	36 months		3 years